Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of reconciliation of income taxes at statutory rates with the reported taxes

For the year ended	December 31, 2025	December 31, 2024
Loss before income taxes	$(24,701)	$(20,634)
Tax rate	26.5%	26.5%
Income tax recovery at statutory rate	(6,546)	(5,468)
Permanent differences	543	1,269
Impact of foreign exchange, foreign tax rates, and changes to tax rates	(1,235)	(56)
Share issuance costs and other timing differences	5	(782)
Adjustment to prior years provision versus statutory tax returns	(750)	—
Income tax benefit not recognized	8,155	5,037
Tax expense/(recovery)	172	—

Schedule of temporary differences have not been recognized

As at	December 31, 2025	December 31, 2024
Non-capital loss carry forwards	$77,909	$59,710
Share issuance costs and other	4,183	5,194
Intangible assets	4,314	4,160
Research and development costs	9,343	—
Non-refundable R&D tax credits	1,382	846
	97,131	69,910

Schedule of non-capital loss carry forward expiration by country	Non-capital loss carry forward expiration by country:

Canada	$77,062	2026-2045
Australia	847	do not expire
	77,909